Income Tax (Details) - Schedule of Net Deferred Tax Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Deferred Tax Liabilities [Abstract]
Net operating loss carryforward		$ 1,962	$ 1,058
Startup Costs		80,501	16,737
Total deferred tax assets	$ 246,142	82,463	17,795
Valuation allowance		(82,463)	(17,795)
Deferred tax assets, net of allowance